Submission	Jul. 22, 2026
Submission [Line Items]
Central Index Key	0000759944
Registrant Name	CITIZENS FINANCIAL GROUP INC/RI
Registration File Number	333-282511
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES